Restructuring and Asset Impairment Charges, Net (Tables)	12 Months Ended
Sep. 25, 2015
Restructuring and Related Activities [Abstract]
Restructuring and asset impairment charges, net
Restructuring and asset impairment charges, net, during the years ended September 25, 2015 and September 26, 2014 related to the 2014 actions are as follows ($ in millions):

	For the Year Ended
	September 25, 2015
	Employee Severance and Benefits	Facility Exit and Other Charges	Total
NA Integrated Solutions & Services	$(5)	$—	$(5)
ROW Integrated Solutions & Services	(1)	(1)	(2)
Global Products	6	—	6
Total	$—	$(1)	$(1)

	For the Year Ended
	September 26, 2014
	Employee Severance and Benefits	Facility Exit and Other Charges	Charges Reflected in SG&A	Total
NA Integrated Solutions & Services	$16	$—	$—	$16
ROW Integrated Solutions & Services	18	5	—	23
Global Products	3	—	2	5
Total	$37	$5	$2	$44
The Company recorded restructuring and asset impairment charges by action and Consolidated Statement of Operations classification as follows ($ in millions):

	For the Years Ended
	September 25, 2015	September 26, 2014	September 27, 2013
2015 actions	$178	$—	$—
2014 actions	(1)	44	—
2013 and prior actions	(1)	5	111
Total restructuring and asset impairment charges, net	$176	$49	$111
Charges reflected in SG&A	1	2	—
Charges reflected in restructuring and asset impairment charges, net	$175	$47	$111

Restructuring reserves roll forward
Restructuring and asset impairment charges, net, during the year ended September 25, 2015 related to the 2015 actions are as follows ($ in millions):

	For the Year Ended
	September 25, 2015
	Employee Severance and Benefits	Facility Exit and Other Charges	Charges Reflected in SG&A	Total
NA Integrated Solutions & Services	$41	$3	$1	$45
ROW Integrated Solutions & Services	81	9	1	91
Global Products	21	1	(1)	21
Corporate and Other	20	1	—	21
Total	$163	$14	$1	$178
The rollforward of the reserves related to 2015 actions from September 26, 2014 to September 25, 2015 is as follows ($ in millions):

Balance as of September 26, 2014	$—
Charges	188
Reversals	(11)
Utilization	(57)
Currency translation	(2)
Balance as of September 25, 2015	$118
The rollforward of the reserves related to 2014 actions from September 26, 2014 to September 25, 2015 is as follows ($ in millions):

Balance as of September 26, 2014	$29
Charges	7
Reversals	(8)
Utilization	(17)
Currency translation	(3)
Balance as of September 25, 2015	$8

Disclosure of the restructuring reserve by Balance Sheet classification
As of September 25, 2015 and September 26, 2014, restructuring reserves related to all actions were included in the Company's Consolidated Balance Sheets as follows ($ in millions):

	As of
	September 25, 2015	September 26, 2014
Accrued and other current liabilities	$145	$83
Other liabilities	15	16
Total	$160	$99